Liability for Losses Under Representations and Warranties (Tables)	12 Months Ended
Dec. 31, 2016
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Summary of Company's Liability for Losses under Representations and Warranties

Following is a summary of the Company’s liability for losses under representations and warranties:

	Year ended December 31,
	2016	2015	2014
	(in thousands)
Balance, beginning of period	$20,171	$14,242	$10,110
Provision for losses
Pursuant to mortgage loan sales	3,254	5,771	4,255
Reduction in liability due to change in estimate	(7,564)	—	—
Losses incurred	(511)	(176)	(123)
Recoveries	—	334	—
Balance, end of period	$15,350	$20,171	$14,242
UPB of mortgage loans subject to representations and warranties at period end	$56,114,162	$41,842,601	$34,673,414